Share-based Payment Transactions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Share-based Payment Transactions
25.	SHARE-BASED PAYMENT TRANSACTIONS

Share Incentive Plan (the “Plan”)

The Company adopted the Plan on February 24, 2011 which shall continue in effect for a period of 10 years unless sooner terminated. The purpose of the Plan is to attract and retain the best available personnel, to provide additional incentives to employees (including officers and directors) and consultants and to promote the success of the Company’s business. Pursuant to the Plan, the Company’s Board of Directors (the “Board”) may, at its discretion, offer to grant incentive share options (“Share Option”), share appreciation rights (“SAR”), dividend equivalent right, restricted shares or other similar benefits (collectively referred to as the “Award”) to any employees or consultants of the Company, its parents or its subsidiaries. The principal terms of the Plan, amongst others, are as follows:

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Subject to adjustments upon changes in the Company’s capitalization, the maximum aggregate number of shares of US$0.0001 each (the “Share(s)”) in the Company which may be issued pursuant to the Awards is 25,000,000 Shares. SARs payable in Shares shall reduce the maximum aggregate number of Shares which may be issued under the Plan only by the net number of actual Shares issued to the grantee upon exercise of the SAR. The Shares to be issued pursuant to Awards may be authorized, but unissued, or repurchased Shares.

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Subject to the terms of the Plan, the Administrator (being the Board or another committee appointed to administer the Plan) shall determine the provisions, terms, and conditions of each Award including but not limited to, the Award vesting schedule, repurchase provisions, rights of first refusal, forfeiture provisions, form of payment upon settlement of the Award, payment contingencies, and satisfaction of any performance criteria.

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The term of each Award shall be the term stated in the Award agreement provided, however, that the term of a Share Option shall be no more than 10 years from the date of grant thereof. However, in the case of a Share Option granted to a grantee who, at the time the Share Option is granted, owns Shares representing more than 10% of the voting power of all classes of shares of the Company or any parent or subsidiary of the Company (“10% Shareholder”), the term of the Share Option shall be 5 years from the date of grant thereof or such shorter term as may be provided in the Award agreement. Notwithstanding the foregoing, the specified term of any Award shall not include any period for which the grantee has elected to defer the receipt of the Shares or cash issuable pursuant to the Award.

•	The date of grant of an Award shall for all purposes be the date on which the Administrator makes the determination to grant such Award, or such other later date as is determined by the Administrator.

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The exercise price of an Share Option shall be not less than 100% of the quoted market value of the Share on the New York Stock Exchange on the date of grant unless the grantee is a 10% Shareholder in such a case the exercise price shall be not less than 110% of the quoted market value of the Share on the New York Stock Exchange on the date of grant.

•	In the case of SAR, the base appreciation amount shall not be less than 100% of the quoted market value of the Share on the New York Stock Exchange on the date of grant.

•	In the case of other Awards, the purchase price shall be determined by the Administrator.

On August 17, 2011 (the “Grant Date”), pursuant to the Plan and in accordance with an employment agreement with a management executive of the Company, the Company granted the management executive Share Option to subscribe for a total of 1,032,200 Shares at an exercise price of US$1.175 per share (being the market value of the Shares on the Grant Date). One-third of the Shares subject to the Share Options shall vest on December 17, 2011 (the “Vesting Commencement Date”), with the remaining Shares vesting ratably on a monthly basis for the twenty four month period following the Vesting Commencement Date. As of December 31, 2017 and 2016, the number of exercisable option shares was 1,032,200.

Date of grant	Vesting period	Exercise price		Exercisable period	Fair value of each option

8.17.2011	8.17.2011 to 12.17.2013	US$	1.175	12.18.2011 to 8.17.2019	US$	0.4807 to US$0.4993

The total fair value of the Share Option at the date of grant is approximately US$499,000 (equivalent to RMB3,216,000) calculated using the Binomial Option Pricing model. The major assumptions used for the calculation are as follows:

Share price at date of grant	US$	1.175
Exercise price	US$	1.175
Expected volatility		38.14%
Expected life		8 years
Risk free rate		2.00%

The expected volatility was estimated based on the historical daily share price volatility of comparable companies over a historical period commensurate with the expected life of the options.

No share-based payment expenses was recognized for the years ended December 31, 2016, 2017 and 2018 in relation to the Share Option and the restricted share units with reference to their vesting period.